Schedule of earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	R$ 805	R$ 1,092	R$ (287)
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	(3)	1,087	1,077
Net income allocated to ordinary controlling shareholders	R$ 802	R$ 2,179	R$ 790
Basic denominator (millions of shares)
Weighted average of outstanding shares (in millions)	269	268	267
Basic earnings (loss) per share (R$) – continuing operations	R$ 2.99595	R$ 4.07575	R$ (1.07463)
Basic earnings (loss) per share (R$) – discontinued operations	(0.01117)	4.05709	4.03267
Basic earnings per share (R$) – total	R$ 2.98478	R$ 8.13283	R$ 2.95804
Diluted denominator
Stock option (in millions)		1	1
Diluted weighted average of outstanding shares (millions)	269	269	268
Diluted earnings (loss) per share (R$) – continuing operations	R$ 2.99153	R$ 4.06984	R$ (1.07337)
Diluted earnings (loss) per share (R$) – discontinued operations	(0.01117)	4.05120	4.02728
Diluted earnings per share (R$) – total	R$ 2.98036	R$ 8.12104	R$ 2.95391